Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories	Inventories

		$ million
	2023	2022
Crude oil	3,227	3,608
Natural gas	410	825
Emissions allowances	464	436
Refined petroleum and petrochemical products	7,413	7,920
	11,514	12,789
Trading inventories	9,850	14,004
	21,364	26,793
Supplies	1,455	1,288
	22,819	28,081
Cost of inventories expensed in the income statement	119,307	141,043
The inventory valuation at 31 December 2023 is stated net of a provision of $497 million (2022 $483 million) to write down inventories to their net realizable value, of which $310 million (2022 $195 million) relates to hydrocarbon inventories. The net charge to the income statement in the year in respect of inventory net realizable value provisions was $87 million (2022 $199 million charge), of which $112 million charge (2022 $137 million charge) related to hydrocarbon inventories.
Trading inventories are valued using quoted benchmark prices adjusted as appropriate for location and quality differentials. They are predominantly categorized within level 2 of the fair value hierarchy.